Finance Cost and Income - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance income expense [line items]
Share based payment of net (loss) gain		$ 23	$ 1,211	$ 898
Difference on share based payment gain loss		1,188
Interest expense on lease liabilities		123	116	124
Interest expenses		3,684	4,016	4,168
Net finance income/(cost) excluding exceptional items		4,803	5,959	4,355
Mark to market gain (loss)		25	1,008	878
Unwinding of discount		349	306	374
Interest expense on bonds		67	102	110
Interest on provisions		54	41	42
Brazilian tax credits	$ 226	226	481
Income from interest on brazilian tax credits		118	315	118
Gain (loss) on early termination		741	795	84
Gain (loss) on remeasurement of deferred considerations		19	80	90
Foreign exchange translation losses on intragroup loans				52
Delta Corporation Ltd [member]
Disclosure of finance income expense [line items]
Write off company investment		22	$ 15	188
Brazilian federal tax regularization program [member]
Disclosure of finance income expense [line items]
Interest expenses				$ 34
SAB [member]
Disclosure of finance income expense [line items]
Income from interest on brazilian tax credits		$ 226
Top of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised		4.00%